Tax and social security obligations - Additional Information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax and Social Security Obligations [Abstract]
Corporate income tax liability	R$ 164,767	R$ 298,088
Corporate income tax prepaid	20,741	17,561
Withholding taxes payable	R$ 42,375	R$ 42,254